DISPOSALS AND DISCONTINUED OPERATIONS - Divestiture of India Operations - Noncontrolling interests (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
DISPOSALS AND DISCONTINUED OPERATIONS
Comprehensive income from discontinued operations, net of tax - Noncontrolling interests	$ 9,489	$ 2,733	$ 1,665	$ 2,733	$ (50,006)
Net income from discontinued operation, net of tax	$ 13,918,590	$ 2,234,031	13,485,928	2,126,088	1,245,807	$ (345,698)
Discontinued operations
DISPOSALS AND DISCONTINUED OPERATIONS
Comprehensive income (loss) from operations, before disposal gain (net of tax) - Noncontrolling interests			1,665
Comprehensive income from discontinued operations, net of tax - Noncontrolling interests			1,665	2,733	(50,006)
Comprehensive income (loss) from operations, before disposal gain (net of tax) - ConnectM Technology Solutions, Inc			(1,425,710)
Gain on disposal - ConnectM Technology Solutions, Inc			14,153,911
Net income from discontinued operation, net of tax			$ 12,728,201	$ 2,093,009	$ 1,245,807	$ (345,698)